Business Segment Information - Schedule of Segment Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting Information [Line Items]
Revenue	$ 321,332,819	$ 293,958,599	$ 262,173,411
Operating segments | U.S. Healthcare Solutions
Segment Reporting Information [Line Items]
Revenue	284,963,849	259,634,890	229,279,714
Operating segments | International Healthcare Solutions
Segment Reporting Information [Line Items]
Revenue	28,329,443	26,736,311	25,654,551
Operating segments | International Healthcare Solutions | Alliance Healthcare
Segment Reporting Information [Line Items]
Revenue	24,394,833	23,061,721	22,349,278
Operating segments | International Healthcare Solutions | Other Healthcare Solutions
Segment Reporting Information [Line Items]
Revenue	3,934,610	3,674,590	3,305,273
Other
Segment Reporting Information [Line Items]
Revenue	8,157,833	7,739,280	7,361,148
Other | Animal Health
Segment Reporting Information [Line Items]
Revenue	5,694,517	5,365,518	5,042,549
Other | Other non-strategic businesses
Segment Reporting Information [Line Items]
Revenue	2,463,316	2,373,762	2,318,599
Intersegment eliminations
Segment Reporting Information [Line Items]
Revenue	$ (118,306)	$ (151,882)	$ (122,002)